ACQUISITION OF BUSINESSES (Details) - USD ($) $ in Millions			6 Months Ended
	Jul. 06, 2022	May 27, 2022	Jun. 30, 2023	Dec. 31, 2022	Mar. 31, 2022
Disclosure of detailed information about business combination [line items]
Goodwill			$ 6,712	$ 6,914
Customer Relationships
Disclosure of detailed information about business combination [line items]
Intangible assets recognized	$ 3,800
Intangible asset amortization periods	15 years		14 years
Developed Technology
Disclosure of detailed information about business combination [line items]
Intangible assets recognized	$ 700
Developed Technology | Maximum
Disclosure of detailed information about business combination [line items]
Intangible asset amortization periods	5 years
Developed Technology | Minimum
Disclosure of detailed information about business combination [line items]
Intangible asset amortization periods	3 years
Brand Names
Disclosure of detailed information about business combination [line items]
Intangible assets recognized	$ 300
Intangible asset amortization periods	15 years
BHI Energy
Disclosure of detailed information about business combination [line items]
Percentage of voting rights acquired		100.00%
Total consideration		$ 737
Intangible assets recognized		390
Transaction costs		$ 8
Percentage of economic interests acquired		100.00%
Goodwill recognized		$ 257
Goodwill expected to be deductible for tax purposes		68
Net other assets recognised		$ 90
Spanish Engineering and Outage Services Business
Disclosure of detailed information about business combination [line items]
Cash consideration					$ 23
CDK Global
Disclosure of detailed information about business combination [line items]
Percentage of voting rights acquired	100.00%
Total consideration	$ 8,300
Goodwill	4,600
Cash and cash equivalents recognized	301
Current assets recognised as of acquisition date	377
Trade and other payables recognised as of acquisition date	953
Deferred tax liabilities recognized	1,100
Other liabilities	361
Transaction costs	15
Non-controlling interest in acquiree recognised at acquisition date	$ 81